Shareholder Report, Holdings (Details) - Berkshire Focus Fund	Jun. 30, 2026
Micron Technology, Inc.
Holdings [Line Items]
Percent of Total Investments	8.21%
Taiwan Semiconductor Mfg. Co. Ltd. – ADR
Holdings [Line Items]
Percent of Total Investments	8.07%
Advanced Micro Devices, Inc.
Holdings [Line Items]
Percent of Total Investments	8.02%
Nebius Group N.V. (Class A)
Holdings [Line Items]
Percent of Total Investments	6.12%
Bloom Energy Corp. (Class A)
Holdings [Line Items]
Percent of Total Investments	5.98%
Western Digital Corp.
Holdings [Line Items]
Percent of Total Investments	5.00%
Marvell Technology, Inc.
Holdings [Line Items]
Percent of Total Investments	4.91%
Corning, Inc.
Holdings [Line Items]
Percent of Total Investments	4.89%
Applied Materials, Inc.
Holdings [Line Items]
Percent of Total Investments	4.88%
Intel Corp.
Holdings [Line Items]
Percent of Total Investments	4.87%
Semiconductors
Holdings [Line Items]
Percent of Total Investments	45.66%
Semiconductor Equipment
Holdings [Line Items]
Percent of Total Investments	17.89%
Communication & Networking Equipment
Holdings [Line Items]
Percent of Total Investments	12.42%
Computer Hardware
Holdings [Line Items]
Percent of Total Investments	9.11%
NeoCloud Data Centers
Holdings [Line Items]
Percent of Total Investments	6.12%
Electrical Equipment & Parts
Holdings [Line Items]
Percent of Total Investments	5.98%
Aerospace & Defense
Holdings [Line Items]
Percent of Total Investments	3.01%
Business Software & Services
Holdings [Line Items]
Percent of Total Investments	0.01%
Internet Services
Holdings [Line Items]
Percent of Total Investments	0.01%
Cybersecurity Equipment & Services
Holdings [Line Items]
Percent of Total Investments	0.01%